Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Results (Unaudited)
Quarterly Financial Results (Unaudited)

Note 16: Quarterly Financial Results (Unaudited)

Summarized quarterly results for the two years ended December 31, 2012 and 2011, respectively, are as follows:

	2012 by Quarter:
(in millions)	First	Second	Third	Fourth (a)
Revenues	$2,564.0	$2,685.5	$2,674.0	$2,756.8
Expenses	2,347.0	2,417.6	2,422.1	2,419.8
Operating profit	217.0	267.9	251.9	337.0
Interest income	2.5	1.7	2.1	2.5
Interest expense	(461.1)	(480.7)	(488.6)	(467.4)
Other income (expense)	(8.2)	(22.6)	(52.0)	(11.5)
Loss before income taxes and equity earnings in affiliates	(249.8)	(233.7)	(286.6)	(139.4)
Income tax (benefit) expense	(108.2)	(74.7)	(69.4)	28.3
Equity earnings in affiliates	27.5	44.0	43.0	43.7
Net loss	(114.1)	(115.0)	(174.2)	(124.0)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	38.4	42.4	37.8	55.0
Net loss attributable to First Data Corporation	$(152.5)	$(157.4)	$(212.0)	$(179.0)

	2011 by Quarter:
(in millions)	First	Second	Third (b)	Fourth (c)
Revenues	$2,544.2	$2,749.8	$2,731.8	$2,687.8
Expenses	2,437.7	2,537.8	2,438.6	2,358.0
Operating profit	106.5	212.0	293.2	329.8
Interest income	1.9	1.9	1.6	2.5
Interest expense	(442.3)	(462.3)	(466.7)	(461.8)
Other income (expense)	(26.3)	(1.4)	95.4	56.4
Loss before income taxes and equity earnings in affiliates	(360.2)	(249.8)	(76.5)	(73.1)
Income tax benefit	(148.0)	(88.1)	(18.9)	(15.1)
Equity earnings in affiliates	27.7	33.5	47.8	44.4
Net loss	(184.5)	(128.2)	(9.8)	(13.6)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	32.6	47.6	44.1	55.7
Net loss attributable to First Data Corporation	$(217.1)	$(175.8)	$(53.9)	$(69.3)

(a)               In the fourth quarter of 2012, the Company recorded a valuation allowance on state net operating losses of $47.8 million in “Income tax (benefit) expense”.  Refer to Note 17 of these Consolidated Financial Statements for additional information.

(b)               In the third quarter of 2011, the Company recorded a net $55.4 million pretax ($31.5 million after tax) benefit in the Consolidated Statement of Operations to correct cumulative depreciation and amortization errors related to purchase accounting associated with the Company’s 2007 merger with an affiliate of Kohlberg Kravis Roberts & Co. The corrections impacted amortization of initial payments for new contracts within “Revenues” ($1.6 million contra-revenue), “Expenses” ($44.3 million benefit) and amortization of equity method investments within “Equity earnings in affiliates” ($12.7 million benefit). The errors and the cumulative correction, which totaled $55.4 million in aggregate and occurred over a four year period, were deemed immaterial to prior years and the current year, respectively. Additional immaterial related amounts were recorded in the fourth quarter.

(c)                In the fourth quarter of 2011, the Company contributed the assets of its transportation business to an alliance in exchange for a 30% noncontrolling interest in the alliance. The Company recognized a pretax gain of $59.1 million within “Other income (expense)” as a result of this transaction.  Refer to Note 18 of these Consolidated Financial Statements for additional information.